Income Taxes - Schedule of Significant Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Tax credit carryforward	$ 197	$ 15
Net operating loss carryforward	33,878	19,278
Share-based compensation	5,311	771
Accrued liabilities and reserves	3,710	1,316
Other	600	677
Total deferred tax assets	43,696	22,057
Less: valuation allowance	(39,496)	(19,837)
Deferred tax assets, net of valuation allowance	4,200	2,220
Deferred tax liabilities:
Depreciation and amortization	(4,597)	(2,207)
Net deferred tax assets (liabilities)	$ (397)	$ 13